Accrued Expenses and Other Payables	12 Months Ended
Aug. 31, 2025
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

11. ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of August 31,
	2025	2024
Accrued payroll expenses	$117,327	$120,754
Accrued employee benefits (note a)	115,335	133,658
Accrued repairs and maintenance expenses	62,579	21,025
Accrued expense for shop decoration and fixture fee	169,464	190,566
Accrued promotion and membership expense	42,048	38,936
Sub-total	506,753	504,939

Other payables
Bank loan interest payables	3,374	3,378
Other expenses	162,329	81,066
Sub-total	165,703	84,444

Total	$672,456	$589,383
Note (a):	Included in accrued employee benefits were provision for long service payment amounted to $108,228 and $124,810 as of August 31, 2025 and 2024 respectively in Note 14.